Touchstone Mid Cap Growth Fund Investment Objectives and Goals - Touchstone Mid Cap Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Mid Cap Growth Fund Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.
Objective, Secondary [Text Block]	and to earn income as a secondary goal